Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2060 Fund

June 30, 2019

Z60-QTLY-0819
1.9884252.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	267	$2,678
Fidelity Series Blue Chip Growth Fund (a)	309	4,710
Fidelity Series Commodity Strategy Fund (a)	759	3,574
Fidelity Series Growth Company Fund (a)	550	9,537
Fidelity Series Intrinsic Opportunities Fund (a)	696	11,427
Fidelity Series Large Cap Stock Fund (a)	689	10,316
Fidelity Series Large Cap Value Index Fund (a)	223	2,874
Fidelity Series Opportunistic Insights Fund (a)	285	5,281
Fidelity Series Small Cap Discovery Fund (a)	123	1,361
Fidelity Series Small Cap Opportunities Fund (a)	303	4,218
Fidelity Series Stock Selector Large Cap Value Fund (a)	633	7,796
Fidelity Series Value Discovery Fund (a)	431	5,535
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,877)		69,307

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	111	1,212
Fidelity Series Emerging Markets Fund (a)	126	1,216
Fidelity Series Emerging Markets Opportunities Fund (a)	572	10,915
Fidelity Series International Growth Fund (a)	691	11,243
Fidelity Series International Small Cap Fund (a)	157	2,548
Fidelity Series International Value Fund (a)	1,145	11,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,954)		38,163

Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund (a)	84	815
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series High Income Fund (a)	91	866
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	351
Fidelity Series International Credit Fund (a)	4	37
Fidelity Series Investment Grade Bond Fund (a)	86	984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	402	3,739
Fidelity Series Real Estate Income Fund (a)	49	543
TOTAL BOND FUNDS
(Cost $7,233)		7,510

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,264	1,264
Fidelity Series Short-Term Credit Fund (a)	20	205
TOTAL SHORT-TERM FUNDS
(Cost $1,465)		1,469
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,529)		116,449
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,449

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$52	$--	$(4)	$113	$2,678
Fidelity Series Blue Chip Growth Fund	4,733	--	181	--	21	137	4,710
Fidelity Series Canada Fund	1,092	57	3	--	--	66	1,212
Fidelity Series Commodity Strategy Fund	3,356	337	74	--	(10)	(35)	3,574
Fidelity Series Emerging Markets Debt Fund	789	41	26	12	(2)	13	815
Fidelity Series Emerging Markets Fund	1,103	132	--	--	--	(19)	1,216
Fidelity Series Emerging Markets Opportunities Fund	9,975	618	--	--	--	322	10,915
Fidelity Series Floating Rate High Income Fund	169	5	--	3	--	1	175
Fidelity Series Government Money Market Fund 2.44%	784	511	31	5	--	--	1,264
Fidelity Series Growth Company Fund	9,574	--	275	--	8	230	9,537
Fidelity Series High Income Fund	849	26	19	14	(1)	11	866
Fidelity Series Inflation-Protected Bond Index Fund	339	7	3	--	--	8	351
Fidelity Series International Credit Fund	36	--	--	--	--	1	37
Fidelity Series International Growth Fund	10,197	462	175	--	(5)	764	11,243
Fidelity Series International Small Cap Fund	2,451	--	13	--	(2)	112	2,548
Fidelity Series International Value Fund	10,128	511	--	--	--	390	11,029
Fidelity Series Intrinsic Opportunities Fund	11,763	233	525	--	(92)	48	11,427
Fidelity Series Investment Grade Bond Fund	958	73	69	8	--	22	984
Fidelity Series Large Cap Stock Fund	10,197	70	176	70	(9)	234	10,316
Fidelity Series Large Cap Value Index Fund	2,845	--	80	--	2	107	2,874
Fidelity Series Long-Term Treasury Bond Index Fund	3,986	237	696	28	39	173	3,739
Fidelity Series Opportunistic Insights Fund	5,159	--	180	--	8	294	5,281
Fidelity Series Real Estate Income Fund	530	19	15	8	--	9	543
Fidelity Series Short-Term Credit Fund	197	6	--	1	--	2	205
Fidelity Series Small Cap Discovery Fund	1,379	34	49	30	(3)	--	1,361
Fidelity Series Small Cap Opportunities Fund	4,226	--	151	--	(18)	161	4,218
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	284	--	(15)	347	7,796
Fidelity Series Value Discovery Fund	5,501	21	144	--	(5)	162	5,535
Total	$112,685	$3,400	$3,221	$179	$(88)	$3,673	$116,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.